Agreements and Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Agreements and Transactions with Related Parties
Agreements and Transactions with Related Parties

Note 20—Agreements and Transactions with Related Parties

        Management Agreement.    Prior to May 31, 2017, we, ARLP and Arbor Realty SR, Inc. had a management agreement with ACM, pursuant to which ACM provided us with a variety of professional and advisory services vital to our operations, including underwriting, accounting and treasury, compliance, marketing, information technology and human resources. Pursuant to the terms of the management agreement, we reimbursed ACM for its actual costs incurred in connection with managing our business through a base management fee, and, under certain circumstances, an annual incentive fee. In May 2017, we exercised our option to fully internalize our management team and terminate the existing management agreement. See Note 3—Acquisition of Our Former Manager's Agency Platform for details.

        The following table sets forth our base management fees and incentive fees incurred prior to the full internalization of our management team and termination of the existing management agreement (in thousands):

	Year Ended December 31,
Management Fees:	2017	2016	2015
Base	$6,673	$12,600	$10,900
Incentive	—	—	—

Total management fee	$6,673	$12,600	$10,900

        We have entered into a shared services agreement with our Former Manager and certain of its affiliates where we will provide limited support services to our Former Manager and our Former Manager will reimburse us for the costs of performing such services. During 2017, we incurred $0.7 million of costs for services provided to our Former Manager which are included in due from related party on the consolidated balance sheet.

        Other Related Party Transactions.    Due from related party was $0.7 million at December 31, 2017, which consisted primarily of amounts due from our Former Manager for costs incurred in connection with the shared services agreement described above. Due from related party was $1.5 million at December 31, 2016 and consisted primarily of paydowns to be remitted and escrows held by our affiliated servicing operations related to real estate transactions.

        Due to related party was $6.0 million at December 31, 2016 and consisted primarily of base management fees due to our Manager that we remitted in the following quarter.

        Related party financing was $50.0 million at both December 31, 2017 and 2016 and represents a $50.0 million preferred equity interest financing agreement we entered into with ACM to finance a portion of the aggregate purchase price of the Acquisition. We incurred interest expense of $3.8 million and $1.8 million in 2017 and 2016, respectively, from this debt. In January 2018, this debt was paid off in full. See Note 12—Debt Obligations for details.

        In December 2017, we acquired a $32.8 million bridge loan which was originated by our Former Manager. The loan was used to purchase several multifamily properties by a consortium of investors, which consisted of certain of our officers, including our chief executive officer, who together own 90% of the borrowing entity. The loan has an interest rate of LIBOR plus 5.0% with a LIBOR floor of 1.13% and matures in June 2020. Interest income recorded from this loan totaled $0.1 million for 2017.

        In the fourth quarter of 2017, we originated two bridge loans totaling $28.0 million on two multifamily properties owned by a consortium of investors, consisting of certain of our officers, including our chief executive officer, who together own 45% in the borrowing entity. The loans have an interest rate of LIBOR plus 5.25% with LIBOR floors ranging from 1.24% to 1.54% and mature in the fourth quarter of 2020. Interest income recorded from these loans totaled $0.2 million for 2017.

        In July 2017, we originated a $36.0 million bridge loan on a multifamily property owned by a consortium of investors. The consortium of investors includes certain of our officers, including our chief executive officer, who own an interest of approximately 95% in the borrowing entity. The loan has an interest rate of LIBOR plus 4.5% with a LIBOR floor of 1% and matures in July 2020. Interest income recorded from this loan totaled $0.9 million for 2017.

        In May 2017, we originated a $46.9 million Fannie Mae loan on a multifamily property owned by a consortium of investors, including certain of our officers, who together own an interest of approximately 21.4% in the borrowing entity. We carry a maximum loss-sharing obligation with Fannie Mae on this loan of up to 5% of the original UPB. Servicing revenue recorded from this loan was less than $0.1 million for 2017.

        In March 2017, a consortium of investors, including our chief executive officer and our Former Manager, invested $2.0 million for a 26.1% ownership interest in two portfolios of multifamily properties which has two bridge loans totaling $14.8 million originated by us in 2016. The loans have an interest rate of LIBOR plus 5.25% with a LIBOR floor of 0.5% and mature in November 2018. One of the loans was repaid in full in the fourth quarter of 2017 and we received proceeds of $6.5 million. Interest income recorded from these loans totaled $1.0 million for 2017.

        In January 2017, we modified a $5.0 million preferred equity investment, increasing our balance to $15.0 million, with a commitment to fund an additional $5.0 million. This investment had a fixed interest rate of 11% and was scheduled to mature in January 2020, however, it was repaid in full in the fourth quarter of 2017. We also entered into an agreement with a consortium of investors consisting of certain of our officers, including our chief executive officer, which admitted them as a member to fund the remaining $5.0 million preferred equity investment, which was generally subordinate to our investment. Interest income recorded from our investment totaled $1.1 million for 2017.

        In January 2017, Ginkgo Investment Company LLC ("Ginkgo"), of which one of our directors is a 33% managing member, purchased a multifamily apartment complex which assumed an existing $8.3 million Fannie Mae loan that we service. Ginkgo subsequently sold the majority of its interest in this property and owned a 3.6% interest at December 31, 2017. We carry a maximum loss-sharing obligation with Fannie Mae on this loan of up to 20% of the original UPB. Upon the sale, we received a 1% loan assumption fee which was governed by existing loan agreements that were in place when the loan was originated in 2015, prior to such purchase. Servicing revenue recorded from this loan was $0.1 million for 2017.

        In September 2016, we originated $48.0 million of bridge loans on six multifamily properties owned by a consortium of investors consisting of certain of our officers, including our chief executive officer, who together own interests ranging from approximately 10.5% to 12.0% in the borrowing entities. The loans have an interest rate of LIBOR plus 4.5% with a LIBOR floor of 0.25% and mature in September 2019. In August 2017, a $6.8 million loan on one of the properties paid off in full. Interest income recorded from these loans totaled $2.7 million and $0.7 million for 2017 and 2016, respectively.

        In January 2016, we originated a $12.7 million bridge loan and a $5.2 million preferred equity investment on two multifamily properties owned by a consortium of investors consisting of certain of our officers, including our chief executive officer, who together own an interest of approximately 50% in the borrowing entity. The loan has an interest rate of LIBOR plus 4.5% with a LIBOR floor of 0.25% and matures in January 2019. The preferred equity investment has a fixed interest rate of 10% and a maturity date extended to May 2018. Interest income recorded from these loans totaled $1.3 million and $1.2 million for 2017 and 2016, respectively.

        In January 2016, we originated a $19.0 million bridge loan on a multifamily property owned by a consortium of investors consisting of certain of our officers, including our chief executive officer, who together own an interest of approximately 7.5% in the borrowing entity. The loan had an interest rate of LIBOR plus 4.5% with a LIBOR floor of 0.25% and was scheduled to mature in January 2019. In January 2018, this loan paid off in full. Interest income recorded from this loan totaled $1.1 million and $1.0 million for 2017 and 2016, respectively.

        In November 2015, we originated a $7.1 million bridge loan on a multifamily property owned by a consortium of investors consisting of certain of our officers, including our chief executive officer, who together own an interest of approximately 7.5% in the borrowing entity. In August 2017, this loan paid off in full. The loan had an interest rate of LIBOR plus 4.5%, with a LIBOR floor of 0.25%. Interest income recorded from this loan totaled $0.3 million, $0.4 million and $0.1 million for 2017, 2016 and 2015, respectively.

        In October 2015, we originated two bridge loans totaling $16.7 million secured by multifamily properties acquired by a third party investor. The properties had been owned and were sold by a consortium of investors, consisting of certain of our officers, including our chief executive officer, certain other related parties and certain unaffiliated persons. The loans have an interest rate of LIBOR plus 5% with a LIBOR floor of 0.25% and were extended as of right to October 2018. Interest income recorded from these loans totaled $1.1 million, $1.0 million and $0.2 million for 2017, 2016 and 2015, respectively.

        In April 2015, we originated a $3.0 million mezzanine loan on a multifamily property that has a $47.0 million first mortgage initially originated by our Former Manager. The loan bore interest at a fixed rate of 12.5% and was scheduled to mature in April 2025. In January 2018, this loan paid off in full. Interest income recorded from this loan totaled $0.3 million, $0.4 million and $0.3 million for 2017, 2016 and 2015, respectively.

        In April 2015, we originated a $6.3 million bridge loan on a multifamily property owned by a consortium of investors consisting of certain of our officers, including our chief executive officer and our Former Manager, who together own an interest of approximately 90% in the borrowing entity. The loan had an interest rate of LIBOR plus 4.5% with a LIBOR floor of 0.25% and was scheduled to mature in April 2018. The loan was repaid in full in 2016 and we received proceeds of $6.3 million. Interest income recorded from this loan totaled $0.4 million and $0.2 million for 2016 and 2015, respectively.

        In February 2015, we modified an $18.0 million preferred equity investment, increasing our balance to $23.0 million with a fixed interest rate of 10% and was scheduled to mature in February 2018. To accomplish the modification, we formed a joint venture with a consortium of investors consisting of certain of our officers, including our chief executive officer, and other related parties, to invest an additional $2.0 million preferred equity investment that is generally subordinate to ours. During 2016, the preferred equity investment was repaid in full and we received proceeds of $1.0 million. Interest income recorded from this loan was $1.0 million and $2.3 million for 2016 and 2015, respectively.

        In 2015, we invested $9.6 million for 50% of our Former Manager's indirect interest in a joint venture with a third party that was formed to invest in a residential mortgage banking business. As a result of this transaction, we had an initial indirect interest of 22.5% in this entity. Since the initial investment, we invested an additional $16.1 million through this joint venture in non-qualified residential mortgages purchased from the mortgage banking business's origination platform (which $0.6 million was funded in 2017) and we received cash distributions totaling $16.2 million (that were classified as returns of capital) as a result of the joint venture selling most of its mortgage assets (which $3.2 million was received in 2017). We recorded a loss from these investments of $7.2 million in 2017 and income of $10.0 million and $6.0 million during 2016 and 2015, respectively. In connection with a litigation settlement related to this investment, we provided a guaranty of up to 50% of any amounts payable in connection with the settlement. Our Former Manager has also provided us with a guaranty to pay up to 50% of any amounts we may pay under this guaranty. Our maximum exposure under this guaranty totals $3.1 million. We have not accrued this amount as we currently believe that we will not be required to make any payments under this guaranty. See Note 9—Investments in Equity Affiliates for details.

        In 2014, we invested $0.1 million for a 5% interest in a joint venture that owns two multifamily properties. The joint venture is comprised of a consortium of investors consisting of certain of our officers, including our chief executive officer, and other related parties, who together own an interest of 95%. In 2014, we originated two bridge loans totaling $5.0 million to the joint venture with an interest rate of 5.5% over LIBOR. During 2016, one of the loans was repaid in full and we received proceeds of $3.3 million. The maturity date of the remaining loan was extended to December 2017. During the fourth quarter of 2017, this loan was repaid in full and we received proceeds of $1.7 million. Interest income recorded from these loans totaled $0.1 million, $0.2 million and $0.3 million for 2017, 2016 and 2015, respectively.

        In 2014, we originated a $30.4 million bridge loan for an office property owned by a consortium of investors, including our chief executive officer and his affiliates, who together owned an interest of approximately 24% in the borrowing entity. The loan matured in August 2017 and was refinanced with a $43.2 million bridge loan that has an interest rate of 4% over LIBOR with a LIBOR floor of 1.23% and an August 2020 maturity date. We also originated a $4.6 million mezzanine loan in 2016 to this entity that had a fixed interest rate of 12%, which was repaid in full at maturity in August 2017. In the fourth quarter of 2017, the consortium of investors sold their ownership interest in the borrowing entity. Interest income recorded from these loans totaled $3.1 million, $3.5 million and $2.8 million for 2017, 2016 and 2015, respectively.

        In 2014, our Former Manager purchased a property subject to two loans originated by us, a first mortgage of $14.6 million and a second mortgage of $5.1 million, both with maturity dates of April 2016 and an interest rate of 4.8% over LIBOR. In 2016, the $5.1 million second mortgage was repaid in full by our Former Manager and the $14.6 million first mortgage was extended to March 2018. Interest income recorded from these loans totaled $0.9 million, $0.9 million and $1.1 million for 2017, 2016 and 2015, respectively.

        In 2011, we restructured a preferred equity investment in the Lexford Portfolio ("Lexford"), which is a portfolio of multifamily assets. In connection with this restructuring, we, along with an executive officer of ours and a consortium of independent outside investors, made an additional preferred and direct equity investment. Both of our preferred equity investments and our direct equity investment were repaid in full in 2015. As a result of the direct equity investment, we received distributions totaling $2.5 million, $2.8 million and $5.5 million during 2017, 2016 and 2015, respectively, which were recorded in (loss) income from equity affiliates. In addition, under the terms of the restructuring, Lexford's first mortgage lender required a change of property manager for the underlying assets. The new management company is owned primarily by a consortium of affiliated investors including our chief executive officer and an executive officer of ours, and has a contract with the new entity for 7.5 years and is entitled to 4.75% of gross revenues of the underlying properties, along with the potential to share in the proceeds of a sale or refinancing of the debt should the management company remain engaged by the new entity at the time of such capital event. We have provided limited ("bad boy") guarantees for certain debt controlled by Lexford. The bad boy guarantees may become a liability for us upon standard "bad" acts such as fraud or a material misrepresentation by Lexford or us. At December 31, 2017, this debt had an aggregate outstanding balance of $844.7 million and is scheduled to mature between 2018 and 2025.

        Interest income recorded from loans originated in 2013 or prior years with our affiliates totaled $0.3 million for 2015. There was no interest income recorded in 2017 and 2016 from these transactions.

        Several of our executives, including our chief financial officer, general counsel and our chairman, chief executive officer and president, hold similar positions for our Former Manager. Our chief executive officer and his affiliated entities ("the Kaufman Entities") together beneficially own approximately 70% of the outstanding membership interests of our Former Manager and certain of our employees and directors also hold an ownership interest in our Former Manager. Furthermore, one of our directors serves as the trustee and co-trustee of two of the Kaufman Entities that hold membership interests in our Former Manager. Upon the closing of the Acquisition in 2016, our Former Manager was issued 21,230,769 OP Units, each paired with one share of our Special Voting Preferred Shares. In December 2017, our Former Manager distributed 5,780,348 OP units to its members, which includes the Kaufman Entities and certain of our officers and employees. At December 31, 2017, our Former Manager holds 5,349,053 shares of our common stock and 15,450,421 OP Units, which represents approximately 25% of the voting power of our outstanding stock. Our Board of Directors approved a resolution under our charter allowing our chief executive officer and our Former Manager, (which our chief executive officer has a controlling equity interest in), to own more than the 5% ownership interest limit of our common stock as stated in our amended charter.